Offerings	Apr. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.077% Senior Notes due 2029
Amount Registered | shares	807,441,744
Proposed Maximum Offering Price per Unit	0.999
Maximum Aggregate Offering Price	$ 806,634,302.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 111,396.20
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of JPY159.6400 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of April 3, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.465% Senior Notes due 2031
Amount Registered | shares	543,723,378
Proposed Maximum Offering Price per Unit	0.9985
Maximum Aggregate Offering Price	$ 542,907,792.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 74,975.57
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.739% Senior Notes due 2033
Amount Registered | shares	139,689,301
Proposed Maximum Offering Price per Unit	0.998
Maximum Aggregate Offering Price	$ 139,409,922.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,252.51
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.084 % Senior Notes due 2036
Amount Registered | shares	171,009,772
Proposed Maximum Offering Price per Unit	0.9975
Maximum Aggregate Offering Price	$ 170,582,247.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,557.41
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.452% Senior Notes due 2041
Amount Registered | shares	12,528,188
Proposed Maximum Offering Price per Unit	0.996
Maximum Aggregate Offering Price	$ 12,478,075.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,723.22
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.037% Senior Notes due 2056
Amount Registered | shares	31,320,471
Proposed Maximum Offering Price per Unit	0.9945
Maximum Aggregate Offering Price	$ 31,148,208.41
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,301.57
Offering Note	See Offering Note 1.